LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 100.3%
MONEY MARKET FUNDS - 100.3%
12,940,913	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 5.20% (Cost $12,940,913)(a)	$ 12,940,913

	TOTAL INVESTMENTS - 100.3% (Cost $12,940,913)	$ 12,940,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(34,731)
	NET ASSETS - 100.0%	$ 12,906,182

(a)	Rate disclosed is the seven day effective yield as of August 31, 2023.